Expense Example - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2025 Fund - Fidelity Advisor Freedom Blend 2025 Fund - Class Z6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318